Depreciation, Amortization And Impairment Loss Of Property Plant And Equipment And Financial Assets Under IFRS 9 (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment loss recognized in non-current assets held for sale		$ (2,286,438)
Impairment losses recognized in income for the year	$ (7,023,888)		$ (33,035,731)
Impairment loss recognised (reversed) in profit or loss, investment property		738,739	136,877
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	(7,023,888)	(1,547,699)	(32,898,854)
Impairment gain and reversals from impairment losses (impairment losses) in accordance with IFRS 9 (4)	(10,773,445)	(22,025,354)	(18,765,175)
Impairment (loss) reversal recognized in profit or loss	(7,023,888)	(1,547,699)	(32,898,854)
Generation [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment loss recognized in non-current assets held for sale		(2,286,438)
Impairment losses recognized in income for the year	(7,023,888)		(33,035,731)
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	(7,023,888)	(2,286,438)	(33,035,731)
Impairment gain and reversals from impairment losses (impairment losses) in accordance with IFRS 9 (4)	90,538	(1,992,280)	(691,132)
Distribution and Transmission [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment gain and reversals from impairment losses (impairment losses) in accordance with IFRS 9 (4)	(10,068,805)	(20,030,616)	(17,419,025)
Other [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment loss recognised (reversed) in profit or loss, investment property		738,739	136,877
Total Reversal of impairment losses (impairment losses) recognized in profit or loss		738,739	136,877
Impairment gain and reversals from impairment losses (impairment losses) in accordance with IFRS 9 (4)	$ (795,178)	$ (2,458)	$ (655,018)